Payments, by Project - 12 months ended Dec. 31, 2024 - USD ($) $ in Thousands	Taxes	Royalties	Fees	Infrastructure	Total Payments
Total	$ 493,424	$ 24,769	$ 38,761	$ 11,365	$ 568,319
Mine Prijedor [Member]
Total		1,214			1,214
Andrade Mine [Member]
Total		6,600			6,600
Serra Azul Mine [Member]
Total		2,965			2,965
Mines Canada ( Mont Wright - Fire Lake) [Member]
Total	58,696	6,577	13,096	9,360	87,729
Mine Liberia (Western Range Project) [Member]
Total	746	$ 7,413	6,241	$ 2,005	16,405
Faraon / FE [Member]
Total			1,919		1,919
MS Oaxaca [Member]
Total			1,018		1,018
Peña Colorada [Member]
Total	16,811		477		17,288
Las Truchas [Member]
Total	1,722		1,259		2,981
San Jose [Member]
Total	185		443		628
AM Berislav limestone mine (Staroselskoe pit) [Member]
Total	111				111
AMKR Open Pits (#2 Novokrivorozhskiy and #3 Valyavkinskiy deposit) [Member]
Total	8,213		13,573		21,786
AMKR Underground Mine (Kirova Mine and Open pit Yuzhnyi) [Member]
Total	$ 181		$ 735		$ 916